FEDERAL AND STATE INCOME TAXES (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Feb. 28, 2017
Income Tax Disclosure [Abstract]
Federal expected tax rate	34.00%	34.00%
U.S corporate tax rate	35.00%
Revised federal tax rate	21.00%
Reduction in the net deferred tax liabilities	$ 13,420